Income Taxes (Details) $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Effective profit tax rate		5.01%	(0.05%)	11.43%	11.43%
Net income/(loss)		$ (55,685,017)	$ (13,485,152)	$ 1,934,898
Tax loss carryforwards		9,073,657	$ 3,661,528
Carryforwards period for net operating losses under The EIT law			5 years
Valuation allowance		$ 8,861,392	$ 2,971,506	$ 3,039,926		$ 1,139,566
Hong Kong Profits Tax
Income Taxes [Line Items]
Effective profit tax rate			8.25%			16.50%
Net income/(loss)					$ 2.0
Effective profit tax rate for remainder of the taxable income			16.50%
PRC Enterprise Income Tax
Income Taxes [Line Items]
Effective profit tax rate	25.00%	25.00%
Withholding income tax rate on dividends distributed by foreign investment enterprise		10.00%
Minimum withholding tax rate recognized dividend from FIE		25.00%
PRC Enterprise Income Tax | Minimum
Income Taxes [Line Items]
Withholding tax rate		5.00%